Performance Management - Simplify Bitcoin Strategy PLUS Income ETF	Nov. 01, 2025
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks the U.S. dollar price of bitcoin and is included as a performance benchmark that reflects the Fund’s core bitcoin exposure component. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.simplify.us/etfs or by calling 1 (855) 772-8488.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index and an additional index. The additional index tracks the U.S. dollar price of bitcoin and is included as a performance benchmark that reflects the Fund’s core bitcoin exposure component.
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 69.81% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -16.67% (quarter ended June 30, 2024). The calendar year-to-date total return of the Fund as of September 30, 2025 was 24.42%.

Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	24.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	69.81%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(16.67%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	Since Inception (9/29/22)
Return Before Taxes	90.53%	85.63%
Return After Taxes on Distributions	67.05%	65.39%
Return After Taxes on Distributions and Sale of Fund Shares	51.64%	58.13%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.16%	23.23%
Nasdaq Bitcoin Reference Price Index (USD) (reflects no deduction for fees, expenses or taxes)	78.20%	85.92%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.simplify.us/etfs
Performance Availability Phone [Text]	1 (855) 772-8488